INCOME TAX	12 Months Ended
Dec. 31, 2025
INCOME TAX
INCOME TAX

NOTE 18 - INCOME TAX:

a.   Taxation of the Company in Israel:

1)   Measurement of results for tax purposes

The Company elected to compute its taxable income in accordance with Income Tax Regulations (Rules for Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the Company’s taxable income or loss is calculated in U.S. dollars.

The results of the Company are measured for tax purposes in accordance with Accounting Principles Generally Accepted in Israel (Israeli GAAP). These financial statements are prepared in accordance with IFRS. The differences between IFRS and Israeli GAAP, both on an annual and a cumulative basis cause differences between taxable results and the results are reflected in these financial statements.

2)   Tax rates

The net income of the Company is subject to the Israeli corporate tax rate. Israeli corporate tax rates is 23%.

b.   U.S. subsidiary:

The Company’s subsidiary is incorporated in the U.S. and is taxed under U.S. tax laws. The applicable corporate tax rate is 21%.

As a general rule, inter-company transactions between the Israel-resident Company and its U.S-resident subsidiary are subject to the reporting provisions of the Income Tax Regulations, section 85-A, 2006 of the Israeli Tax Ordinance of the Israeli Tax Ordinance.

c.   Carryforward losses:

As of December 31, 2025, the Company had net operating loss (“NOLs”) carried forward of approximately $323 million. Under Israeli tax laws, carryforward tax losses have no expiration date.

As of December 31, 2025, the U.S. subsidiary had a net operating loss carryforward of approximately $44 million, with no expiration date, but is limited to offset 80% of the net income in the year it is utilized.

Under U.S. tax laws, for NOLs arising after December 31, 2017, the 2017 Act limits a taxpayer’s ability to utilize NOL carryforwards to 80% of taxable income. In addition, NOLs arising after 2017 can be carried forward indefinitely, but carryback is generally prohibited.

Deferred tax assets on losses for tax purposes carried forward to subsequent years are recognized if utilization of the related tax benefit against a future taxable income is expected.  The Company has not created deferred taxes on its carryforward losses since their utilization is not expected in the foreseeable future.

d.   Deductible temporary differences:

The amount of cumulative deductible temporary differences, other than carryforward losses (as mentioned in c. above), for which deferred tax assets have not been recognized in the Statements of Financial Position as of December 31, 2025, and 2024, were $3 million and $3 million, respectively. These temporary differences have no expiration dates.

e.   Tax assessments:

The Company has not been assessed for tax purposes since its incorporation. The Company’s tax assessments for 2020 are therefore considered final.